Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingent Liabilities [Abstract]
Schedule of minimum future rental payments
2018	$172
2019	86
2020	86
2021	87
2022	60
$491

Schedule of minimum future lease payments
2018	$284
2019	197
2020	94
2021	1
$576